UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5900

                                EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                              15 South 20th Street
                            Birmingham, Alabama 35233
               (Address of principal executive offices) (Zip code)

                                Expedition Funds
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston Massachusetts 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-992-2085

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


EXPEDITION EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                    VALUE
                    DESCRIPTION                       SHARES        (000)
--------------------------------------------------------------------------------

COMMON STOCK - 99.8%

   AEROSPACE & DEFENSE - 2.0%
   United Technologies                                25,000      $   2,517
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                          2,517
--------------------------------------------------------------------------------
   BANKS - 5.1%
   Bank of America                                    70,000          3,246
   Wells Fargo                                        51,500          3,157
--------------------------------------------------------------------------------
   TOTAL BANKS                                                        6,403
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 2.1%
   Omnicom Group                                      20,000          1,698
   UTStarcom*                                         55,000            903
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                       2,601
--------------------------------------------------------------------------------
   BROKER/DEALERS - 4.9%
   Citigroup                                          70,000          3,434
   JP Morgan Chase                                    73,000          2,725
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                               6,159
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 2.1%
   L-3 Communications Holdings                        36,030          2,573
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     2,573
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 8.8%
   Affiliated Computer Services, Cl A*                37,000          2,005
   Cisco Systems*                                     90,000          1,623
   Computer Associates International                     727             20
   Dell*                                              55,000          2,297
   EMC*                                               88,000          1,153
   Intel                                              92,500          2,077
   International Business Machines                    19,000          1,775
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                        10,950
--------------------------------------------------------------------------------
   COSMETICS/TOILETRIES - 3.6%
   Gillette                                           40,000          2,029
   Procter & Gamble                                   45,000          2,395
--------------------------------------------------------------------------------
   TOTAL COSMETICS/TOILETRIES                                         4,424
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 1.9%
   American Express                                   45,000          2,401
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                               2,401
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 8.3%
   3M                                                 20,000          1,687
   Fortune Brands                                     35,000          2,940
   General Electric                                   110,000         3,974
   Johnson Controls                                   30,000          1,775
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                   10,376
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 3.0%
   Exelon                                             85,000          3,761
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                          3,761
--------------------------------------------------------------------------------
   ENTERTAINMENT - 1.0%
   Harrah's Entertainment                             20,000          1,265
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                1,265
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 4.9%
   Constellation Brands, Cl A*                        57,000          2,960
   PepsiCo                                            43,000          2,309
   Sysco                                              25,000            874
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                     6,143
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

EXPEDITION EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                    VALUE
                    DESCRIPTION                       SHARES        (000)
--------------------------------------------------------------------------------
   INSURANCE - 7.2%
   Allstate                                           60,000      $   3,026
   American International Group                       46,000          3,049
   Lincoln National                                   63,000          2,907
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                    8,982
--------------------------------------------------------------------------------
   MACHINERY - 1.9%
   Caterpillar                                        27,000          2,406
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                    2,406
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 10.8%
   Amgen*                                             42,000          2,614
   CR Bard                                            35,000          2,373
   Johnson & Johnson                                  41,000          2,653
   Quest Diagnostics                                  22,800          2,173
   St. Jude Medical*                                  36,000          1,414
   UnitedHealth Group                                 26,000          2,311
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                 13,538
--------------------------------------------------------------------------------
   METALS - 1.3%
   Ball                                               37,000          1,581
--------------------------------------------------------------------------------
   TOTAL METALS                                                       1,581
--------------------------------------------------------------------------------
   METALS-ALUMINUM - 1.0%
   Alcoa                                              44,000          1,298
--------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                              1,298
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.7%
   First Data                                         53,000          2,159
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                              2,159
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 7.6%
   Apache                                             39,000          2,122
   ChevronTexaco                                      57,500          3,128
   ConocoPhillips                                     23,500          2,181
   Schlumberger                                       30,000          2,041
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                           9,472
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.7%
   Barr Pharmaceuticals*                              28,000          1,331
   Pfizer                                             86,000          2,078
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                              3,409
--------------------------------------------------------------------------------
   RETAIL - 10.8%
   Best Buy                                           25,000          1,345
   CVS                                                60,000          2,781
   Home Depot                                         50,000          2,063
   Staples                                            80,000          2,619
   Target                                             54,000          2,742
   Wal-Mart Stores                                    36,000          1,886
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                      13,436
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 2.3%
   Flextronics*                                      100,000          1,415
   Texas Instruments                                  61,000          1,416
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                  2,831
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 2.0%
   Microsoft                                          95,000          2,497
--------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                       2,497
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

EXPEDITION EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                    VALUE
                    DESCRIPTION                       SHARES        (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.8%
   Alltel                                             37,000      $   2,036
   SBC Communications                                 60,600          1,440
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                              3,476
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
     (COST $108,108)                                                124,658
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND - 0.3%

   Expedition Money Market Fund+                     390,209            390
--------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
     (COST $390)                                                        390
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.1%
     (COST $108,498)                                              $ 125,048
================================================================================
Percentages are based on net assets of $124,900,094.
* Non-income producing security.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the Fund's total assets.
Cl -- Class

At January 31, 2005, the tax basis cost of the Fund's investments was $108,765,477, and the unrealized appreciation and depreciation were $20,494,076 and $(4,211,969), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

EXPEDITION EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                    VALUE
                    DESCRIPTION                       SHARES        (000)
--------------------------------------------------------------------------------

COMMON STOCK - 99.4%

   AEROSPACE & DEFENSE - 4.7%
   General Dynamics                                    2,000        $   207
   United Technologies                                 2,000            201
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                            408
--------------------------------------------------------------------------------
   AIR TRANSPORTATION - 1.1%
   FedEx                                               1,000             96
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                                              96
--------------------------------------------------------------------------------
   BANKS - 16.2%
   Bank of America                                     4,000            186
   Bank of New York                                    7,500            223
   BB&T                                                5,000            197
   Keycorp                                             6,500            217
   Regions Financial                                   3,500            112
   Wachovia                                            4,500            247
   Wells Fargo                                         3,750            230
--------------------------------------------------------------------------------
   TOTAL BANKS                                                        1,412
--------------------------------------------------------------------------------
   BROKER/DEALERS - 3.5%
   Merrill Lynch                                       3,250            195
   Morgan Stanley                                      2,000            112
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                 307
--------------------------------------------------------------------------------
   CHEMICALS - 3.2%
   EI Du Pont de Nemours                               2,000             95
   PPG Industries                                      2,700            186
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                      281
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 2.8%
   Hewlett-Packard                                     7,000            137
   International Business Machines                     1,200            112
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                           249
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 8.3%
   Alliance Capital Management Holding                 5,250            236
   Citigroup                                           6,250            306
   JP Morgan Chase                                     5,000            187
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                 729
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 8.9%
   Fortune Brands                                      4,000            336
   General Electric                                    8,000            289
   Johnson Controls                                    2,600            154
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                      779
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 5.9%
   Centerpoint Energy                                  9,000            101
   Exelon                                              5,500            244
   Southern                                            5,000            169
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                            514
--------------------------------------------------------------------------------
   ENTERTAINMENT - 2.5%
   Harrah's Entertainment                              3,500            221
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                  221
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 1.7%
   Adolph Coors, Cl B                                  2,000            149
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                       149
--------------------------------------------------------------------------------
   GAS/NATURAL GAS - 1.9%
   Kinder Morgan Energy Partners                       3,500            162
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                162
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPEDITION EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                    VALUE
                    DESCRIPTION                       SHARES        (000)
--------------------------------------------------------------------------------

   INSURANCE - 4.6%
   ACE Ltd.*                                           3,250        $   141
   American International Group                        4,000            265
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                      406
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 1.6%
   Quest Diagnostics                                   1,500            143
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                    143
--------------------------------------------------------------------------------
   METALS - 1.3%
   Alcan                                               2,500             99
   Novelis*                                              700             16
--------------------------------------------------------------------------------
   TOTAL METALS                                                         115
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.4%
   First Data                                          3,000            122
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                122
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 10.0%
   Anadarko Petroleum                                  3,000            198
   ChevronTexaco                                       4,500            245
   Exxon Mobil                                         5,500            284
   Royal Dutch Petroleum*                              2,500            146
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                             873
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.6%
   Abbott Laboratories                                 5,000            225
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                225
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 1.1%
   Crescent Real Estate Equity                         6,000             99
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                   99
--------------------------------------------------------------------------------
   RETAIL - 7.7%
   CVS                                                 3,200            148
   Pier 1 Imports                                      5,400             96
   Wal-Mart Stores                                     2,500            131
   Yum! Brands                                         6,500            301
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                         676
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 1.7%
   Microsoft                                           5,500            145
--------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                         145
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 6.7%
   Alltel                                              2,250            124
   BellSouth                                           4,500            118
   Nokia ADR*                                          7,000            107
   SBC Communications                                  3,800             90
   Verizon Communications                              4,000            143
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                582
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
     (COST $7,206)                                                    8,693
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND - 0.1%

   Expedition Money Market Fund+                      10,555             11
--------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
     (COST $11)                                                          11
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.5%
     (COST $7,217)                                                  $ 8,704
================================================================================
Percentages are based on net assets of $8,741,572.
* Non-income producing security.

--------------------------------------------------------------------------------

EXPEDITION EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005


+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the Fund's total assets.
ADR -- American Depositary Receipt
Cl -- Class
Ltd. -- Limited

At January 31, 2005, the tax basis cost of the Fund's investments was $7,221,343, and the unrealized appreciation and depreciation were $1,614,012 and $(131,673), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------

EXPEDITION INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------

CORPORATE BONDS - 38.2%

   BANKS - 3.1%
   Bank of America
        5.875%, 02/15/09                             $ 1,000      $   1,069
   Bank One
        6.000%, 08/01/08                               2,000          2,131
--------------------------------------------------------------------------------
   TOTAL BANKS                                                        3,200
--------------------------------------------------------------------------------
   BROKER/DEALERS - 5.3%
   Goldman Sachs Group
        6.600%, 01/15/12                               2,000          2,236
   Merrill Lynch
        6.375%, 10/15/08                               1,000          1,081
   Morgan Stanley
        6.750%, 04/15/11                               2,000          2,249
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                               5,566
--------------------------------------------------------------------------------
   CHEMICALS - 2.1%
   EI Du Pont de Nemours
        6.875%, 10/15/09                               2,000          2,240
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                    2,240
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 2.0%
   International Business Machines
        4.750%, 11/29/12                               2,000          2,052
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                         2,052
--------------------------------------------------------------------------------
   COSMETICS/TOILETRIES - 2.0%
   Procter & Gamble
        4.950%, 08/15/14                               2,000          2,057
--------------------------------------------------------------------------------
   TOTAL COSMETICS/TOILETRIES                                         2,057
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 10.3%
   American Express
        4.875%, 07/15/13                               2,000          2,048
   General Electric Capital MTN, Ser A
        7.375%, 01/19/10                               3,000          3,424
   General Motors Acceptance
        6.150%, 04/05/07                               2,000          2,030
   Household Finance
        6.375%, 10/15/11                               1,000          1,104
   Wells Fargo Financial
        5.875%, 08/15/08                               2,000          2,144
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                              10,750
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.0%
   Alabama Power, Ser G
        5.375%, 10/01/08                               2,000          2,093
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                          2,093
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 1.9%
   Abbott Laboratories
        3.500%, 02/17/09                               2,000          1,976
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                              1,976
--------------------------------------------------------------------------------
   RETAIL - 8.5%
   Lowe's
        8.250%, 06/01/10                               2,000          2,393
   Target
        5.875%, 11/01/08                               2,000          2,137
        4.000%, 06/15/13                               1,000            969




--------------------------------------------------------------------------------

EXPEDITION INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
RETAIL  (CONTINUED)
   Wal-Mart Stores
        6.875%, 08/10/09                             $ 3,000      $   3,352
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                       8,851
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 1.0%
   SBC Communications
        5.875%, 02/01/12                               1,000          1,074
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                              1,074
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
     (COST $36,757)                                                  39,859
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.7%

   FHLB
        5.250%, 06/18/14                               2,000          2,128
        3.125%, 08/15/07                               1,500          1,483
   FHLB, Ser 100
        5.800%, 09/02/08                               2,000          2,131
   FHLB, Ser 363
        4.500%, 11/15/12                               3,000          3,047
   FHLMC
        7.000%, 03/15/10                               3,000          3,411
        6.625%, 09/15/09                               3,000          3,338
        4.875%, 11/15/13                               2,000          2,069
   FNMA
        7.250%, 01/15/10                               2,500          2,860
        5.500%, 03/15/11                               3,000          3,214
        5.250%, 01/15/09                               3,000          3,154
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $24,952)                                                  26,835
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 23.5%

   U.S. Treasury Notes
        6.500%, 02/15/10                               1,000          1,128
        6.000%, 08/15/09                               3,000          3,294
        5.625%, 05/15/08                               2,000          2,133
        5.500%, 05/15/09                               3,000          3,230
        5.000%, 02/15/11                                 500            532
        4.875%, 02/15/12                               2,000          2,116
        4.750%, 05/15/14                               2,000          2,097
        4.250%, 08/15/13                               3,000          3,038
        3.875%, 05/15/09                               2,000          2,022
        3.500%, 11/15/09                               3,000          2,977
        3.250%, 08/15/08                               2,000          1,982
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $23,146)                                                  24,549
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 6.3%

   FHLMC, Gold Pool #E00532
        6.500%, 02/01/13                                 122            129
   FHLMC, Gold Pool #E00543
        6.000%, 04/01/13                                 275            289
   FHLMC, Gold Pool #E00584
        6.000%, 11/01/13                                 408            427
   FHLMC, Gold Pool #E00832
        7.500%, 04/01/15                                 151            160
   FHLMC, Gold Pool #E00856
        7.500%, 06/01/15                                 147            156
   FNMA, Pool # 614934
        6.000%, 12/01/16                               1,230          1,289
   FNMA, Pool #535966
        7.000%, 05/01/16                                 388            411




--------------------------------------------------------------------------------

EXPEDITION INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                 SHARES/FACE AMT.   VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE -BACKED OBLIGATIONS (CONTINUED)
   GNMA, Pool #552999
        5.000%, 01/15/18                             $ 3,634      $   3,727
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
     (COST $6,478)                                                    6,588
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 3.2%

   MBNA Master Credit Card Trust, Ser 1999-J, Cl A
        7.000%, 02/15/12                               3,000          3,366
--------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
     (COST $3,131)                                                    3,366
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND - 2.0%

   Expedition Money Market Fund+                   2,130,984          2,131
--------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
        (COST $2,131)                                                 2,131
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 98.9%
     (COST $96,595)                                               $ 103,328
================================================================================
Percentages are based on net assets of $104,489,249.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the Fund's total assets.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

At January 31, 2005, the tax basis cost of the Fund's investments was $96,595,144, and the unrealized appreciation and depreciation were $6,816,228 and $(83,566), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS - 97.9%

   ALABAMA - 11.0%
   Alabama State, Municipal Electric Authority,
     Power Supply RB, Ser A, MBIA
        5.000%, 09/01/33                             $ 1,000      $   1,044
   Alabama State, Public School & College
     Authority, Capital Improvements RB, Ser D
        5.750%, 08/01/19                               1,150          1,294
   Birmingham, Capital Improvement Warrants GO,
     Ser A
        5.550%, 08/01/21                               1,000          1,107
   Montgomery, Warrants GO, Ser A
        5.100%, 10/01/09                               1,000          1,068
   Tuscaloosa, Warrants
        5.650%, 01/01/17                               1,000          1,116
   University of Alabama RB, Ser A, MBIA
        5.000%, 07/01/12                               1,000          1,106
--------------------------------------------------------------------------------
   TOTAL ALABAMA                                                      6,735
--------------------------------------------------------------------------------
   ALASKA - 1.7%
   Anchorage, RB, MBIA
        5.125%, 05/01/29                               1,000          1,060
--------------------------------------------------------------------------------
   TOTAL ALASKA                                                       1,060
--------------------------------------------------------------------------------
   CALIFORNIA - 15.5%
   California State GO
        5.250%, 02/01/33                               1,000          1,055
   California State GO, FGIC
        5.250%, 09/01/30                               1,280          1,352
   Los Angeles School District GO, Ser 1997-E,
     MBIA
        5.125%, 01/01/27                               1,000          1,067
   Menlo Park, GO
        5.250%, 08/01/27                               1,000          1,072
   San Diego School District GO, Ser 1998-D, FGIC
        5.250%, 07/01/24                               1,000          1,123
   San Gabriel School District GO, Ser A, FSA
        5.375%, 08/01/21                                 500            576
   Southern California, Metropolitan Water
     District RB, Ser A
        5.100%, 07/01/25                               1,000          1,069
   University of California, Multiple Purpose
     Projects RB, Ser M, FGIC
        5.125%, 09/01/22                               1,000          1,065
        5.125%, 09/01/23                               1,000          1,063
--------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                   9,442
--------------------------------------------------------------------------------
   COLORADO - 3.5%
   Denver, City and County GO, Ser B
        5.625%, 08/01/07                               1,000          1,074
   La Plata County School District GO, MBIA
        5.250%, 11/01/25                               1,000          1,081
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                     2,155
--------------------------------------------------------------------------------
   CONNECTICUT - 1.8%
   Connecticut State, ST, Ser B, FGIC
        5.000%, 01/01/16                               1,000          1,100
--------------------------------------------------------------------------------
   TOTAL CONNECTICUT                                                  1,100
--------------------------------------------------------------------------------
   FLORIDA - 3.6%
   Florida State, Department of Transportation
     GO, Right of Way Project, Ser B
        5.500%, 07/01/11                               1,000          1,074
   Palm Beach County GO, Ser A
        5.450%, 08/01/13                               1,000          1,092
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                      2,166
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
   GEORGIA - 1.9%
   Georgia State GO, Ser B
        6.000%, 03/01/12                             $ 1,000      $   1,175
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                      1,175
--------------------------------------------------------------------------------
   HAWAII - 1.8%
   Hawaii State GO, Ser CO, FGIC
        6.000%, 03/01/08                               1,000          1,100
--------------------------------------------------------------------------------
   TOTAL HAWAII                                                       1,100
--------------------------------------------------------------------------------
   ILLINOIS - 2.1%
   Chicago, Project & Refunding GO, Ser C, FGIC
        5.500%, 01/01/19                               1,180          1,311
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                     1,311
--------------------------------------------------------------------------------
   MASSACHUSETTS - 5.5%
   Massachusetts Bay Transportation Authority RB,
     Ser A
        5.000%, 07/01/28                               1,000          1,053
   Massachusetts State, Consolidated Loan GO, Ser A
     Pre-Refunded @ 101 (A)
        6.000%, 02/01/10                               2,000          2,308
--------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                3,361
--------------------------------------------------------------------------------
   NEW HAMPSHIRE - 1.8%
   New Hampshire RB, MBIA
        5.250%, 08/15/19                               1,000          1,121
--------------------------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                                1,121
--------------------------------------------------------------------------------
   NEW JERSEY - 1.9%
   New Jersey State GO, Ser F
        5.500%, 08/01/11                               1,000          1,132
--------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                   1,132
--------------------------------------------------------------------------------
   NEW YORK - 11.5%
   Brookhaven GO, FGIC
        5.500%, 10/01/13                                 500            536
   Metropolitan Transportation Authority RB,
     Ser F, MBIA
        5.250%, 11/15/27                               1,000          1,081
   New York City GO, Ser C, MBIA
        5.375%, 11/15/17                               1,000          1,070
   New York City Transitional Authority RB,
     Ser C, FGIC
        5.250%, 08/01/14                               1,000          1,117
   New York State GO, Ser A,
     Pre-Refunded @ 101 (A)
        5.875%, 03/15/05                               1,000          1,015
   New York State GO, Ser F
        5.250%, 09/15/13                                 500            541
   New York State, Environmental Water Facilities
     RB, Pooled Financing Program, Ser F
        5.250%, 11/15/20                                 500            555
   Triborough, Bridge & Tunnel Authority RB, Ser A,
     Pre-Refunded @ 100.5 (A)
        5.250%, 07/01/09                               1,000          1,110
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                     7,025
--------------------------------------------------------------------------------
   NORTH CAROLINA - 4.5%
   Charlotte, Water & Sewer Systems RB
        5.125%, 06/01/26                               1,000          1,070
   Winston-Salem, Water & Sewer Systems RB,
     Pre-Refunded @ 101 (A)
        5.250%, 06/01/11                               1,500          1,699
--------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                               2,769
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
   OHIO - 2.8%
   Ohio State, Building Authority RB, State
     Facilities Adult Correctional Facilities,
     Ser A, FSA
        5.500%, 10/01/13                             $ 1,000      $   1,132
   Pickerington, Local School District GO, FGIC
        5.250%, 12/01/20                                 500            554
--------------------------------------------------------------------------------
   TOTAL OHIO                                                         1,686
--------------------------------------------------------------------------------
   PENNSYLVANIA - 1.8%
   Pennsylvania State, Intergovernmental
     Authority ST, Philadelphia Funding Project,
     FGIC
        5.250%, 06/15/15                               1,000          1,085
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                 1,085
--------------------------------------------------------------------------------
   SOUTH CAROLINA - 3.6%
   Greenville County, School District RB
        6.000%, 12/01/21                               1,000          1,149
   Lancaster County, School District GO, FSA
        5.100%, 03/01/15                               1,000          1,082
--------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                               2,231
--------------------------------------------------------------------------------
   TEXAS - 11.0%
   Austin, Water and Wastewater RB, Ser A, AMBAC
        5.000%, 11/15/23                               1,000          1,071
   Frisco, Independent School District GO, PSF
        5.125%, 08/15/30                               1,000          1,050
   Grand Prairie, Independent School District GO,
     FSA
        5.375%, 02/15/18                               1,000          1,118
   Mesquite, Independent School District GO, PSF
        5.500%, 08/15/21                               1,160          1,290
   Texas University RB, Ser B
        5.250%, 08/15/20                               1,000          1,103
   Williamson County GO, FSA
        5.250%, 02/15/27                               1,040          1,108
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                        6,740
--------------------------------------------------------------------------------
   UTAH - 1.7%
   Utah State, Intermountain Power Agency RB,
       ETM, Ser B, MBIA
        6.000%, 07/01/06                               1,000          1,052
--------------------------------------------------------------------------------
   TOTAL UTAH                                                         1,052
--------------------------------------------------------------------------------
   VIRGINIA - 5.1%
   Bristol, Utility System RB, MBIA
        5.250%, 07/15/26                               1,850          2,014
   Virginia, Commonwealth Transportation Board RB,
     Northern Virginia Transportation Program,
     Ser A
        5.500%, 05/15/15                               1,000          1,123
--------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                     3,137
--------------------------------------------------------------------------------
   WASHINGTON - 1.9%
   Washington State GO, Ser B
        6.000%, 01/01/13                               1,000          1,138
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                   1,138
--------------------------------------------------------------------------------
   WEST VIRGINIA - 1.9%
   West Virginia State GO, State Road Project, FGIC
        5.625%, 06/01/18                               1,000          1,123
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                1,123
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
     (COST $55,704)                                                  59,844
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                    VALUE
                   DESCRIPTION                        SHARES        (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND - 1.1%

   Expedition Tax-Free Money Market Fund+            655,466      $     655
--------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
     (COST $655)                                                        655
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.0%
     (COST $56,359)                                               $  60,499
================================================================================
Percentages are based on net assets of $61,137,356.
+ Pursuant to an Exemptive
order issued by the Securities and Exchange Commission, the Fund may invest in the Expedition Money Market Fund or the Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the Fund's total assets.
(A) Pre-Refunded Security - The maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
PSF -- Permanent School Fund Guarantee Program
RB -- Revenue Bond
Ser -- Series
ST -- Special Tax

At January 31, 2005, the tax basis cost of the Fund's investments was $56,339,890 and the unrealized appreciation and depreciation were $4,159,379 and $0, respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

EXPEDITION MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.        VALUE
                   DESCRIPTION                         (000)          (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A)- 24.0%

   DIVERSIFIED FINANCIAL SERVICES - 6.1%
   Caterpillar Financial Services
        2.370%, 02/22/05                             $ 5,000      $   4,993
   Toyota Motor Credit
        2.420%, 02/23/05                               5,000          4,993
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                               9,986
--------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 11.0%
   Falcon Asset Securitization
        2.340%, 02/09/05                               5,000          4,998
   Preferred Receivable Funding
        2.340%, 02/04/05                               5,000          4,999
   Ranger Funding
        2.390%, 02/16/05                               8,000          7,992
--------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                        17,989
--------------------------------------------------------------------------------
   LEASING & RENTING - 2.1%
   International Lease Finance
        2.370%, 02/17/05                               3,500          3,496
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                            3,496
--------------------------------------------------------------------------------
   SPECIAL PURPOSE ENTITY - 3.6%
   Three Pillars
        2.450%, 02/22/05                               6,000          5,991
--------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                                       5,991
--------------------------------------------------------------------------------
   UTILITIES - 1.2%
   National Rural Utilities
        2.400%, 02/16/05                               2,000          1,998
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                    1,998
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
     (COST $39,460)                                                  39,460
--------------------------------------------------------------------------------

CORPORATE BONDS - 23.2%

   BANKS - 5.6%
   Bank of America
        6.875%, 02/15/05                               1,000          1,002
        7.875%, 05/16/05                               3,000          3,052
   Wells Fargo MTN, Ser F
        6.500%, 06/01/05                               5,000          5,071
--------------------------------------------------------------------------------
   TOTAL BANKS                                                        9,125
--------------------------------------------------------------------------------
   BROKER/DEALERS - 8.0%
   Merrill Lynch
        6.000%, 07/15/05                               7,000          7,113
   Merrill Lynch MTN, Ser B
        4.540%, 03/08/05                               6,000          6,018
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                              13,131
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 3.1%
   Citigroup
        4.125%, 06/30/05                               5,025          5,062
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                               5,062
--------------------------------------------------------------------------------
   LEASING & RENTING - 1.2%
   International Lease Finance MTN, Ser M
        5.540%, 03/21/05                               2,000          2,011
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                            2,011
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

EXPEDITION MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                  SHARES/FACE AMT.     VALUE
                    DESCRIPTION                         (000)          (000)
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING - 2.8%
   Gannett
        4.950%, 04/01/05                             $ 4,650      $   4,672
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                        4,672
--------------------------------------------------------------------------------
   UTILITIES - 2.5%
   National Rural Utilities
        6.125%, 05/15/05                               3,995          4,039
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                    4,039
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
     (COST $38,040)                                                  38,040
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 20.5%

   FHLMC
        1.880%, 03/31/05 (A)                          10,000          9,970
        7.000%, 07/15/05                               5,000          5,105
   FNMA
        2.380%, 03/01/05 (A)                           6,562          6,550
        1.980%, 03/09/05 (A)                          10,000          9,980
        6.350%, 06/10/05                               2,033          2,063
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT OBLIGATIONS
     (COST $33,668)                                                  33,668
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 9.1%

   BANKS - 9.1%
   Sun Trust Bank
        2.060%, 02/17/05                              15,000         15,000
--------------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT
     (COST $15,000)                                                  15,000
--------------------------------------------------------------------------------

MONEY MARKET FUND - 3.0%

   Financial Square Government Money Market Fund   4,964,267          4,964
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUND
     (COST $4,964)                                                    4,964
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 20.1%

   Deutsche Bank
      2.45%, dated 01/31/05, to be repurchased on
     02/01/05, repurchase price $33,066,250
     (collateralized by a U.S. Treasury
     Obligation, par value $33,136,000, 4.25%,
     11/15/14; with  total market value
     $33,725,491)                                    $33,064         33,064
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
     (COST $33,064)                                                  33,064
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.9%
     (COST $164,196)+                                             $ 164,196
================================================================================

Percentages are based on net assets of $164,437,585.
+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) The rate reported is the effective yield at time of purchase.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

EXPEDITION TAX-FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS - 99.8%

   ALABAMA - 3.7%
   Lauderdale County, Public Park and Recreation
     Authority RB, Young Men's Christian Project
     (A) (B) (C)
        1.850%, 12/01/20                             $ 2,100      $   2,100
   Parrish, Industrial Development Board RB,
     Alabama Power Company Project (A) (B)
        1.900%, 06/01/15                                 600            600
--------------------------------------------------------------------------------
   TOTAL ALABAMA                                                      2,700
--------------------------------------------------------------------------------
   ARIZONA - 3.4%
   Maricopa County, Industrial Development
     Authority Multi-Family Housing RB, Gran
     Victoria Housing LLC Project, Ser A, FNMA
     (A) (B)
        1.850%, 04/15/30                               1,400          1,400
   Phoenix, Industrial Development Authority RB,
     Valley of the Sun YMCA Project (A) (B) (C)
        1.900%, 01/01/31                               1,100          1,100
--------------------------------------------------------------------------------
   TOTAL ARIZONA                                                      2,500
--------------------------------------------------------------------------------
   CALIFORNIA - 4.0%
   Anaheim, Multi-Family Housing Finance RB,
     Heritage Village Apartments, Ser A,
     FNMA, (A) (B)
        1.840%, 07/15/33                                 300            300
   Los Angeles County, Multi-Family Housing
     Revenue Authority RB, Malibu Canyon
     Apartments, Ser B (A) (B)
        1.830%, 06/01/10                                 120            120
   San Bernadino County, Multi-Family Housing
     Authority, Somerset Apartments Project
     Series A, FNMA (A) (B)
        1.840%, 05/15/29                               1,395          1,395
   Turlock, Irrigation District COP, Capital
     Improvements and Refunding Project
     (A) (B) (C)
        1.880%, 01/01/31                               1,100          1,100
--------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                   2,915
--------------------------------------------------------------------------------
   COLORADO - 3.4%
   Denver City & County, Multi-Family Housing
     Authority RB, Ogden Residences Project
     (A) (B) (C)
        1.920%, 12/01/29                               2,500          2,500
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                     2,500
--------------------------------------------------------------------------------
   FLORIDA - 14.1%
   Alachua County, Health Facilities Authority
     RB, Oak Hammock University Project, Ser A
     (A) (B) (C)
        1.900%, 10/01/32                               2,000          2,000
   Glenridge, Capital Projects Finance Authority
     RB, Glenridge on Palmer Ranch (A) (B)
        1.900%, 06/01/12                               2,700          2,700
   Pinellas County, Health Facilities Authority
     RB, Pooled Hospital Loan Program, AMBAC
     (A) (B)
        1.920%, 12/01/15                               2,500          2,500
   Sarasota Hospital RB, Ser A, AMBAC (A) (B)
        1.970%, 07/01/37                               3,075          3,075
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                     10,275
--------------------------------------------------------------------------------
   GEORGIA - 3.2%
   Floyd County Development Authority RB, Berry
     College Project (A) (B) (C)
        1.850%, 08/01/22                               1,600          1,600
   Gainesville Development Authority RB, Lanier
     Senior Living Facility, Ser B (A) (B)
        1.960%, 11/15/33                                 500            500




--------------------------------------------------------------------------------

EXPEDITION TAX-FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
   GEORGIA (CONTINUED)
   Gwinnett,  Wesleyan Development Authority RB,
     Wesley School Project (A) (B) (C)
        1.850%, 03/01/21                             $   200      $     200
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                      2,300
--------------------------------------------------------------------------------
   IDAHO - 0.3%
   Idaho State, Health Facilities Authority RB,
     St. Lukes Regional Medical Center Project
     (A) (B) (C)
        1.900%, 05/01/22                                 200            200
--------------------------------------------------------------------------------
   TOTAL IDAHO                                                          200
--------------------------------------------------------------------------------
   ILLINOIS - 1.4%
   Illinois Educational Facilities Authority RB,
     Cultural Pooled Financing (A) (B) (C)
        1.870%, 07/01/29                               1,000          1,000
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                     1,000
--------------------------------------------------------------------------------
   INDIANA - 1.4%
   Indiana Health Facility Financing Authority
     RB, Margaret Mary Community Hospital, Ser A
     (A) (B) (C)
        1.950%, 12/01/29                                 950            950
   Indiana State Educational Facilities RB
     (A) (B) (C)
        1.900%, 07/01/18                                 100            100
--------------------------------------------------------------------------------
   TOTAL INDIANA                                                      1,050
--------------------------------------------------------------------------------
   IOWA - 3.6%
   Hills Healthcare RB, Mercy Community Hospital
     Project (A) (B) (C)
        1.900%, 08/01/32                                 250            250
   Iowa Financial Authority Private College RB,
     Drake University Project (A) (B) (C)
        1.900%, 07/01/24                               1,400          1,400
   Iowa Financial Authority Private College RB,
     Morningside College Project (A) (B) (C)
        1.950%, 07/01/26                                 300            300
   Iowa Higher Education Loan Authority RB
     (A) (B) (C)
        1.900%, 11/01/32                                 400            400
   Iowa Higher Education Loan Authority RB,
     Private College, Des Moines Project
     (A) (B) (C)
        1.950%, 10/01/33                                 200            200
   Iowa State, Health Care Facilities Authority
     RB, Care Initiatives Project (A) (B) (C)
        1.950%, 11/01/32                                 100            100
--------------------------------------------------------------------------------
   TOTAL IOWA                                                         2,650
--------------------------------------------------------------------------------
   KANSAS - 0.6%
   Kansas State Development Finance Authority
     Lease RB (A) (B)
        1.900%, 12/01/34                                 100            100
   Kansas State Development Finance Authority RB,
     Hays Medical Center, Ser N (A) (B) (C)
        1.950%, 05/15/26                                 200            200
   Kansas State Development Finance Authority RB,
     Village Shalom Obligation Group, Ser BB
     (A) (B) (C)
        1.900%, 11/15/28                                 100            100
--------------------------------------------------------------------------------
   TOTAL KANSAS                                                         400
--------------------------------------------------------------------------------
   KENTUCKY - 6.9%
   Kentucky Asset Liability Commission, TRAN
        3.000%, 06/29/05                               2,500          2,515
   Kentucky Association of Counties Advance, TRAN
        3.000%, 06/30/05                               2,500          2,513
--------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                     5,028
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

EXPEDITION TAX-FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 2.1%
   Hull BAN
        3.000%, 07/14/05                             $ 1,500      $   1,509
--------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                1,509
--------------------------------------------------------------------------------
   MICHIGAN - 4.8%
   Dearborn, School District GO (A) (B)
        3.000%, 05/01/05                               1,000          1,005
   Jackson County, Economic Development Authority
     RB, Thrifty Leoni Project (A) (B) (C)
        1.850%, 12/01/14                               1,000          1,000
   Northern University RB, FGIC (A) (B)
        1.900%, 06/01/31                               1,500          1,500
--------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                     3,505
--------------------------------------------------------------------------------
   MINNESOTA - 7.2%
   Cohasset, Power & Light Company Project RB,
     Ser B (A) (B) (C)
        1.900%, 06/01/13                                 315            315
   Cohasset, Power and Light Project RB, Ser A
     (A) (B) (C)
        1.900%, 06/01/20                               2,300          2,300
   Minnesota State Higher Educational Facilities
     RB, St. Olaf College, Ser 5H (A) (B) (C)
        1.900%, 10/01/30                               1,600          1,600
   Minnesota State, Higher Education Facilities
     Authority RB, St. Olaf College Project,
     Ser 5-M2 (A) (B) (C)
        1.900%, 10/01/20                               1,000          1,000
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                    5,215
--------------------------------------------------------------------------------
   MISSOURI - 7.2%
   Curators, University of Missouri System
     Facilities RB, Ser A (A) (B)
        1.890%, 11/01/32                               1,000          1,000
   Kansas City, Industrial Development Authority
     RB, Ewing Marion Kauffman, Ser A (A) (B)
        1.900%, 04/01/27                               1,000          1,000
   Kansas City, Industrial Development Authority
     RB, Ewing Marion Kaufman Foundation (A) (B)
        1.900%, 04/01/27                               1,400          1,400
   Kirkwood RB, Commons Project (A) (B) (C)
        1.950%, 10/01/17                                 100            100
   Missouri State, Health & Educational Facilities
     Authority RB, Christian Brothers,
     Ser A (A) (B) (C)
        1.950%, 10/01/32                                 600            600
   Missouri State, Health & Educational Facilities
     Authority RB, Drury College Project
     (A) (B) (C)
        1.950%, 08/15/24                                 200            200
   Missouri State, Health & Educational Facilities
     Authority RB, Saint Louis University
     Project, Ser B (A) (B)
        1.950%, 10/01/24                                 275            275
   Missouri State, Health & Educational Facilities
     Authority RB, St. Louis University
     Project (A) (B)
        1.950%, 07/01/32                                 680            680
--------------------------------------------------------------------------------
   TOTAL MISSOURI                                                     5,255
--------------------------------------------------------------------------------
   MONTANA - 2.1%
   Montana State, Board Investment RB, Municipal
     Finance Consolidated-Intercap Project (A) (B)
        1.250%, 03/01/25                               1,500          1,500
--------------------------------------------------------------------------------
   TOTAL MONTANA                                                      1,500
--------------------------------------------------------------------------------
   NEBRASKA - 2.2%
   Nebraska State, Educational Financial
     Authority RB, Creighton University Project
     (A) (B) (C)
        1.900%, 08/01/31                               1,600          1,600
--------------------------------------------------------------------------------
   TOTAL NEBRASKA                                                     1,600
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

EXPEDITION TAX-FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
   NEW YORK - 3.2%
   New York, Public Improvements Project GO,
       Subseries A-4  (A) (B) (C)
        1.920%, 08/01/21                             $ 2,300      $   2,300
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                     2,300
--------------------------------------------------------------------------------
   OHIO - 1.7%
   Ohio State Higher Education Facilities RB,
     Kenyon College Project (A) (B)
        1.900%, 08/01/33                                 250            250
   Painesville Local School District BAN
        1.760%, 02/17/05                               1,000          1,000
--------------------------------------------------------------------------------
   TOTAL OHIO                                                         1,250
--------------------------------------------------------------------------------
   PENNSYLVANIA - 5.0%
   Allegheny County, Industrial Development
     Authority RB, Jewish Home & Hospital
     Project, Ser B (A) (B) (C)
        1.870%, 10/01/26                               1,240          1,240
   Delaware County, Industrial Development
     Authority RB, BP Oil Project (A) (B)
        1.890%, 12/01/09                                 300            300
   Philadelphia RB, Children's Hospital Project,
     Ser D, MBIA (A) (B)
        1.890%, 07/01/31                               1,800          1,800
   Philadelphia, Hospital & Higher Education
     Facilities Authority RB, Temple East
     Project, Ser B (A) (B) (C)
        1.880%, 06/01/14                                 300            300
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                 3,640
--------------------------------------------------------------------------------
   TENNESSEE - 2.1%
   Sevier County, Public Building Authority RB,
     Local Government Public Improvement,
     Ser IV-B-6, FSA (A) (B)
        1.920%, 06/01/20                               1,500          1,500
--------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                    1,500
--------------------------------------------------------------------------------
   TEXAS - 0.8%
   Garland, Health Facilities Authority RB,
     Chambrel Club Project, FNMA (A) (B)
        1.850%, 11/15/32                                 600            600
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                          600
--------------------------------------------------------------------------------
   UTAH - 2.6%
   Weber County, Hospital Authority RB, Health
     Services Project, Ser B (A) (B)
        1.900%, 02/15/32                               1,900          1,900
--------------------------------------------------------------------------------
   TOTAL UTAH                                                         1,900
--------------------------------------------------------------------------------
   WASHINGTON - 6.9%
   Washington State, Housing Authority, Museum
     History & Industry Project (A) (B) (C)
        1.870%, 12/01/33                               1,500          1,500
   Washington State, Housing Finance Commision
     Non-Profit RB, Rockwood Retirement Community
       (A) (B) (C)
        1.900%, 01/01/34                               1,800          1,800
   Washington State, Housing Finance Commision
     Non-Profit RB, Rockwood Retirement
     Community, Ser A (A) (B) (C)
        1.900%, 01/01/30                               1,200          1,200
   Washington State, Housing Finance Commision
     Non-Profit RB, Tacoma Art Museum Project
     (A) (B) (C)
        1.950%, 06/01/32                                 100            100




--------------------------------------------------------------------------------

EXPEDITION TAX-FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                     FACE AMT.      VALUE
                   DESCRIPTION                        (000)         (000)
--------------------------------------------------------------------------------
   WASHINGTON (CONTINUED)
   Washington State, Housing Finance Commission
     Non-Profit RB, Pioneer Human Services
     Project, Ser A (A) (B) (C)
        1.900%, 08/01/19                             $   250      $     250
   Washington State, Housing Finance Commission
     Non-Profit RB, YMCA Columbia/Willamette
     Project (A) (B) (C)
        1.900%, 08/01/24                                 100            100
   Washington State, Housing Finance Commission
     Non-Profit RB, YMCA Snohomish County Project
      (A) (B) (C)
        1.870%, 08/01/19                                 100            100
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                   5,050
--------------------------------------------------------------------------------
   WISCONSIN - 5.9%
   Delavan, Darien School District TRAN
        3.000%, 08/26/05                               1,100          1,108
   Wisconsin State, Health & Educational
     Facilities Authority RB, Gundersen Lutheran
     Project, Ser B, FSA (A) (B)
        1.900%, 12/01/29                               2,500          2,500
   Wisconsin State, Health & Educational
     Facilities Authority RB, Meriter Hospital
     Project (A) (B) (C)
        1.950%, 12/01/32                                 700            700
--------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                    4,308
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
     (COST $72,650)                                                  72,650
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.8%
     (COST $72,650)+                                              $  72,650
================================================================================
Percentages are based on net assets of $72,829,382.
+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) Floating rate security.
(B) Put & Demand Feature - the date reported is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Notes
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC-- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
GO -- General Obligation
RB -- Revenue Bond
Ser -- Series
TRAN -- Tax & Revenue Anticipation Notes

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Expedition Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date March 16, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date March 16, 2005

By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden, Controller and CFO

Date March 16, 2005
* Print the name and title of each signing officer under his or her signature.